United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 2/28/10

Item 1.                      Schedule of Investments

Federated Capital Income Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 41.4%
		Consumer Discretionary – 4.0%
146,535		Comcast Corp., Class A	2,409,035
93,140		Cooper Tire & Rubber Co.	1,633,676
27,325		Corus Entertainment, Inc., Class B	465,891
25,785		Family Dollar Stores, Inc.	850,647
21,335		Genuine Parts Co.	861,081
94,910		Home Depot, Inc.	2,961,192
28,165		Intercontinental Hotels Group PLSPONS A	397,972
14,440		Johnson Controls, Inc.	449,084
42,000		Leggett and Platt, Inc.	795,900
38,320		Meredith Corp.	1,177,190
12,600		Nike, Inc., Class B	851,760
21,855		Omnicom Group, Inc.	800,330
11,405		Penney (J.C.) Co., Inc.	314,550
9,165		Time Warner Cable, Inc.	427,914
935		Washington Post Co., Class B	392,990
		TOTAL	14,789,212
		Consumer Staples – 2.7%
78,660		Archer-Daniels-Midland Co.	2,309,458
13,000		Kimberly-Clark Corp.	789,620
18,520		Molson Coors Brewing Co., Class B	747,838
5,965		PepsiCo, Inc.	372,633
16,895		Philip Morris International, Inc.	827,517
39,385		Procter & Gamble Co.	2,492,283
45,985		Wal-Mart Stores, Inc.	2,486,409
		TOTAL	10,025,758
		Energy – 6.6%
59,085		BP PLC, ADR	3,143,913
71,380		Chevron Corp.	5,160,774
82,710		ConocoPhillips	3,970,080
35,985		Exxon Mobil Corp.	2,339,025
34,945		Occidental Petroleum Corp.	2,790,358
24,990	[1]	Santos Ltd., — ADR	1,163,035
31,375		Sasol Ltd., ADR	1,149,266
28,105		Ship Finance International Ltd.	446,869
35,115		Tenaris SA, ADR	1,454,814
55,060		Total SA, ADR	3,064,640
		TOTAL	24,682,774
		Financials – 8.9%
51,955		Ace, Ltd.	2,597,230
16,555		Aflac, Inc.	818,645
67,565		American Express Co.	2,580,307
49,810		American Financial Group, Inc. Ohio	1,288,585
31,220		Aspen Insurance Holdings Ltd.	882,277
65,435		Assurant, Inc.	1,997,076
28,355		Axis Capital Holdings Ltd.	891,765

Shares or Principal Amount		Value
115,740	Bank of America Corp.	1,928,228
41,800	Chubb Corp.	2,109,228
12,670	Highwoods Properties, Inc.	368,064
53,230	J.P. Morgan Chase & Co.	2,234,063
65,190	MetLife, Inc.	2,372,264
63,825	Morgan Stanley	1,798,588
30,225	PNC Financial Services Group	1,624,896
16,055	PartnerRe Ltd.	1,278,139
50,975	Principal Financial Group	1,183,130
15,770	Public Storage	1,296,136
50,975	The Travelers Cos, Inc.	2,680,775
47,810	Validus Holdings Ltd.	1,338,202
72,820	Wells Fargo & Co.	1,990,899
	TOTAL	33,258,497
	Health Care – 4.5%
7,535	Abbott Laboratories	409,000
5,790	Baxter International, Inc.	329,624
13,285	Bayer AG, ADR	879,467
27,123	Bristol-Myers Squibb Co.	664,785
36,460	Cardinal Health, Inc.	1,238,546
68,420	Johnson & Johnson	4,310,460
23,170	Lilly (Eli) & Co.	795,658
74,715	Merck & Co., Inc.	2,755,489
151,200	PDL BioPharma, Inc.	1,058,400
227,745	Pfizer, Inc.	3,996,925
10,465	Sanofi-Aventis, ADR	383,019
	TOTAL	16,821,373
	Industrials – 4.9%
19,595	Cooper Industries PLC	888,829
21,680	Dover Corp.	981,237
18,950	General Dynamics Corp.	1,374,822
480,610	General Electric Co.	7,718,597
15,875	Honeywell International, Inc.	637,540
39,455	ITT Corp.	2,021,280
7,570	Parker-Hannifin Corp.	456,547
55,190	Tyco International Ltd.	1,990,151
13,960	United Parcel Service, Inc.	820,010
17,605	United Technologies Corp.	1,208,583
	TOTAL	18,097,596
	Information Technology – 4.2%
46,960	Harris Corp.	2,123,531
37,965	International Business Machines Corp.	4,827,629
27,865	Linear Technology Corp.	757,092
14,755	Microchip Technology, Inc.	399,270
166,455	Microsoft Corp.	4,770,600
35,725	Texas Instruments, Inc.	870,976
157,940	Xerox Corp.	1,479,898
17,185	Xilinx, Inc.	443,889
	TOTAL	15,672,885

Shares or Principal Amount			Value
		Materials – 1.9%
16,245		BHP Billiton Ltd. — SPON ADR	1,191,246
27,230		PPG Industries, Inc.	1,675,734
17,600		Rio Tinto PLC, ADR	3,657,280
14,455		Sonoco Products Co.	427,579
		TOTAL	6,951,839
		Telecommunication Services – 2.6%
140,784		AT&T, Inc.	3,492,851
55,560		BCE, Inc.	1,542,346
10,285		CenturyTel, Inc.	352,467
13,075		France Telecommunications, ADR	306,739
134,860		Qwest Communications International, Inc.	614,962
25,890		TELUS Corp.	812,946
13,410		Verizon Communications	387,951
90,680		Vodafone Group PLC, ADR	1,974,104
		TOTAL	9,484,366
		Utilities – 1.1%
52,185		CMS Energy Corp.	796,865
33,830		Exelon Corp.	1,464,839
11,960		NSTAR	404,487
12,780		PPL Corp.	363,974
38,270		Public Service Enterprises Group, Inc.	1,137,385
		TOTAL	4,167,550
		TOTAL COMMON STOCKS (IDENTIFIED COST $143,887,619)	153,951,850
		Corporate Bonds – 0.7%
		Basic Industry — Paper – 0.2%
$430,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	449,350
340,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	334,876
		TOTAL	784,226
		Communications — Media Noncable – 0.5%
1,500,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,839,248
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,681,651)	2,623,474
		Preferred Stocks – 1.4%
		Financials – 1.4%
1,900	[1]	Bank of America, 7.25%, Series L, Pfd., Annual Dividend $72.50	1,724,250
1,785	[1]	Wells Fargo Co, 7.50%, Series L, Pfd., Annual Dividend $75.00	1,701,105
57,815		XL Capital, Ltd., Conv. Pfd, 10.75%, Pfd., Annual Dividend $2.69	1,600,319
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,905,748)	5,025,674
		MUTUAL FUNDS – 55.9%;2
3,528,331		Emerging Markets Fixed Income Core Fund	85,378,139
2,027,546		Federated Mortgage Core Portfolio	20,518,769
15,918,831		High Yield Bond Portfolio	99,651,884

Shares or Principal Amount			Value
2,542,862	[3]	Prime Value Obligations Fund, Institutional Shares, 0.14%	2,542,862
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $198,144,158)	208,091,654
		TOTAL INVESTMENTS — 99.4% (IDENTIFIED COST $348,619,176)[4]	369,692,652
		OTHER ASSETS AND LIABILITIES - NET — 0.6%[5]	2,255,354
		TOTAL NET ASSETS — 100%	$371,948,006
1	Non-income producing security.
2	Affiliated companies.
3	7-Day net yield.
4	At February 28, 2010, the cost of investments for federal tax purposes was $348,775,045. The net unrealized appreciation of investments for federal tax purposes was $20,917,607. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,516,473 and net unrealized depreciation from investments for those securities having an excess of cost over value of $30,598,866.
5	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$126,290,011	$ —	$ —	$126,290,011
International	32,687,513	—	—	32,687,513
Debt Securities:
Corporate Bonds	—	2,623,474	—	2,623,474
Mutual Funds	208,091,654	—	—	208,091,654
TOTAL SECURITIES	$367,069,178	$2,623,474	$ —	$369,692,652
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
  The following acronym is used throughout this portfolio:
  ADR — American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010